SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Basis of Presentation		Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP.
Principle of consolidation

Principle of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated former VIE, and the subsidiaries of the consolidated former VIE for which the Company or its subsidiary is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors under a statute or agreement among the shareholders or equity holders.

A consolidated former VIE is an entity in which the Company or its subsidiaries, through contractual arrangements, have the power to direct the activities that most significantly impact the entity’s economic performance, bear the risks of, and enjoy the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the consolidated former VIE, and the subsidiaries of the consolidated former VIE have been eliminated upon consolidation. For consolidated subsidiaries where the Company’s ownership in the subsidiary is less than 100%, the equity interest not held by the Company is shown as non-controlling interests.

The following presents the unaudited balance sheet information of Kuangre SH and its subsidiaries as of August 31, 2023, the termination date of former VIE Agreements and June 30, 2023, and the unaudited result of operations and cash flows of Kuangre SH and its subsidiaries for the period from July 1, 2023 to August 31, 2023 as compared to the year ended June 30, 2023, after elimination of intercompany transactions and balances:

	As of August 31, 2023 (Termination date of former VIE)	As of June 30, 2023
Total current assets	$47,166,299	$47,427,874
Total assets	$53,373,577	$55,420,349
Total current liabilities	$42,047,344	$48,814,652
Total liabilities	$42,047,344	$48,827,831

	For the two months from July 1, to August 31, 2023	For the year ended June 30, 2023
Revenue from in-app purchases	$5,460,907	$130,881,024
Revenue from advertisement	709,339	10,044,169
Total revenue	$6,170,246	$140,925,193
Net income	$9,985	$501,521

	For the two months from July 1, to August 31, 2023	For the year ended June 30, 2023
Net cash (used in) provided by operating activities	$(4,380,861)	$24,630,245
Net cash used in investing activities	$-	$(3,522,229)
Net cash provided by financing activities	$-	$1,320,336

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity that is not attributable, directly, or indirectly, to the Company. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheets and statements of operations and comprehensive income are attributed to controlling and non-controlling interests. Non-controlling interests primarily relate to the 30% equity interest in Fanfengjian CQ and Fanfengjian SH as of June 30, 2024 and 2023.

Use of Estimates

Uses of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include: the allowance for credit losses, realizability of deferred tax assets, estimated useful lives of fixed assets, intangible assets and operating lease right-of-use assets, and accruals for income tax uncertainties.

Revenue recognition

Revenue recognition

The Company’s revenue is primarily generated from the sale of virtual currency associated with online games and advertisements within the Company’s games.

The Company recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenue from contracts with customers is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. To achieve the core principle of this standard, the Company applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Revenue from In-app Purchases

The Company primarily derives revenue from the sale of virtual currency associated with online games. The Company distributes its games to game players/users through various web and mobile platforms such as Apple App Store, Google Play, and other mobile platforms. Through these platforms, users can download the Company’s free-to-play games and can purchase virtual currency.

The initial download of the games does not create a contract under ASC 606; however, the separate election by the player to make an in-app purchase satisfies the ASC 606 requirement for creating a contract. Players can pay for their virtual item purchases through various widely accepted payment methods mode offered in the games. Payments from players for virtual currency are required at the time of purchase, which are non-refundable and relate to non-cancellable contracts that specify the Company’s obligations and cannot be redeemed for cash or exchanged for anything other than virtual currency within the Company’s games. The purchase price is a fixed amount that reflects the consideration that the Company expects to be entitled to receive in exchange for the use of virtual currency by its customers. The platform providers collect proceeds from the game players and remit the proceeds to the Company after deducting their respective platform fees.

The Company is primarily responsible for providing the virtual currency, has control over the content and functionality of games, and has the discretion to establish the virtual currency’ prices. Therefore, the Company is the principal and, accordingly, revenue is recorded on a gross basis. Payment processing fees paid to platform providers are recorded within the cost of revenue. The Company’s performance obligation is to ensure the availability and functionality of the gameplay environment, transfer the virtual currencies to customers, host the gameplay to gameplayers upon the consumption of the virtual currencies.

Substantially all of the Company’s games sell only consumable virtual currency instead of durable virtual currency. Consumable virtual currencies represent items that can be consumed by a specific player action without any timeframe restriction and do not provide the player with any continuing additional or enhanced benefit following consumption. Proceeds from these sales of virtual currencies are initially recorded in contract liabilities. Proceeds from the sales of virtual currencies are recognized as revenue when a player consumes the virtual currency in the game at that point of time. When virtual currency is consumed within the games, the player could “win” and would be awarded additional virtual currency. As the player does not receive any additional benefit from the Company’s games, nor is the player entitled to any additional rights once the player’s virtual currency is substantially consumed, the Company has concluded that the virtual currency represents consumable goods. For the sale of consumable virtual currency, the Company considers the control transferred, performance obligation is satisfied and recognizes revenue at the point upon consumption of virtual currencies for gameplay.

Since the Company is unable to distinguish between the consumption of purchased or free virtual currency, the Company must estimate the amount of outstanding purchased virtual currency at each reporting date based on player behavior. This review, performed on a game-by-game basis, includes an analysis of game players’ historical play behavior, purchase behavior, and the amount of virtual currency outstanding. Based upon this analysis, the Company has estimated the rate at which virtual currency is consumed during gameplay. Accordingly, revenue is recognized using a user-based revenue model using these estimated consumption rates. The Company monitors its analysis of customer play behavior on a historical basis.

Deferred revenue, which represents a contract liability, represents mostly unrecognized fees collected for virtual currency that are not consumed at the balance sheets date, or for players that are still active in the games.

Sales and other taxes collected from customers on behalf of governmental authorities are accounted for on a net basis and are not included in revenue or operating expenses.

Revenue from Advertisements

The Company also has relationships with certain advertising service providers for advertisements within its games and revenue from these advertising providers is generated through impressions, click-throughs, and banner ads. The Company has determined that displaying the advertisements within the mobile games is identified as a single performance obligation. The transaction price in advertising arrangements is established by the Company’s advertising service providers and is generally the product of the number of advertising units delivered (such as impressions and offers completed) and the contractually agreed-upon price per unit. Revenue from advertisements is recognized at a point-in-time when the advertisements are displayed in the game or the offer has been completed by the user as the customer simultaneously receives and consumes the benefits provided from these services. The Company has determined that it is generally acting as an agent in its advertising arrangements, because the advertising service providers (i) maintain the relationship with the customers, (ii) control the pricing of the advertising such that the Company does not know the total price paid by the customer to the service providers, and (iii) control the advertising product through the time the advertisements are displayed in the Company’s games. Therefore, the Company recognizes revenue related to these arrangements on a net basis.

Disaggregation of Revenue

Substantially all of the Company’s games sell only consumable virtual currency and the Company recognized the revenue from sale of in-app purchase at the point of virtual currency consumed upon the game player’s action. The revenue from advertisements was recognized at the point the advertising unit delivered.

Contract Liabilities and Other Disclosures

Contract Liabilities and Other Disclosures

The Company receives customer payments based on the payment terms established in the Company’s contracts. Payment for the purchase of virtual currency, such as coins, chips, and cards, is made at purchase, and such payments are non-refundable in accordance with the Company’s standard terms of service. Such payments are initially recorded as a contract liability, and revenue is subsequently recognized as the Company satisfies its performance obligations.

The following table summarizes the Company’s opening and closing balances in contract liabilities and accounts receivable:

	Accounts Receivable	Contract Liabilities
Balance as of June 30, 2023	16,551,204	2,986,364
Balance as of June 30, 2024	11,024,450	2,830,068

Substantially all of the Company’s unsatisfied performance obligations relate to contracts with an original expected length of one year or less.

Cost of Revenue

Cost of Revenue

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate in-app purchase revenue. Such costs are recorded as incurred, and primarily consist of fees withheld by the Company’s platform providers from the player proceeds received by the platform providers on the Company’s behalf, amortization of licensing and royalty fees, profit sharing arrangement paid to the game developers, customized design fees, and third-party service fees paid that are directly related to game publishing.

Advertising Costs

Advertising Costs

The cost of advertising is expensed as incurred, and totaled $55.1 million and $82.6 million for the years ended June 30, 2024 and 2023, respectively. Advertising costs primarily consist of marketing and player acquisition and retention costs and are included in sales and marketing expenses.

Software Development Costs

Software Development Costs

The Company adopted ASC 985-20-25 on July 1, 2021. The Company reviews internal use software development costs associated with infrastructure and new games or significant updates to existing games to determine if the costs qualify for capitalizing. The development costs incurred during the application development stage are capitalized. Capitalization of such costs begins when the preliminary project stage is completed and ceases at the point in which the project is substantially complete and is ready for its intended purpose. The capitalization of development costs is recognized if, and only if, all of the following conditions are met: (i) technical feasibility to complete the games or internal use software so they will be available for use or sale; (ii) the intention to complete the games or internal use software and use them or sell them; (iii) ability to use or sell the games or internal use software, (iv) how the games or internal use software will generate probable future economic benefits; (v) the availability of proper technical, financial, and other resources to complete the development of the games or internal use software and to use them or sell them, and (vi) the ability to measure reliably the expenditure attributable to the games or internal use software during the development. With respect to new games or updates to existing games, the preliminary project stage remains ongoing until just prior to worldwide launch. The development costs of new games or updates to existing games are expensed as incurred to research and development in the consolidated statements of comprehensive income.

As of June 30, 2024 and 2023, the Company capitalized $3,071,227 and $2,776,440 of development costs, respectively.

The Company reviewed the development costs associated with the new games and determined that the preliminary project stage had been completed during the years ended June 30, 2024 and 2023. Consequently, development costs of approximately $0.3 million and $2.8 million were capitalized during the years ended June 30, 2024 and 2023, respectively. The estimated useful life of costs capitalized is generally five to seven years. During the years ended June 30, 2024 and 2023, the amortization of capitalized software costs totaled $39,167 and nil , respectively.

Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attached to them and the grants will be received. Government grants for the purpose of giving immediate financial support to the Company with no future related costs or obligation are recognized in “other income” in the Company’s consolidated statements of comprehensive income when such grants are received.

Cash in Escrow

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, cash in banks, as well as highly liquid investments, which have original maturities of three months or less. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

Restricted Cash

Restricted Cash

The Company had restricted cash of $3,605 and $8,337 as of June 30, 2024 and 2023, respectively, which were primarily security deposits in third-party platforms, such as Alipay and PayPal. In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-year and end-of-year total amounts presented in the statement of cash flows.

Financial Instruments and Current Expected Credit Losses

Financial Instruments and Current Expected Credit Losses

Effective July 1, 2021, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments,” using the modified retrospective approach for accounts receivable, loan to a related party and other current assets. The Company assessed that the impact of the adoption of ASU 2016-13 was nil as of July 1, 2021. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

The Company uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Company’s receivables within the scope of expected credit losses model and use these as a basis to develop the Company’s expected loss estimates. If there is strong evidence indicating that the accounts receivables are likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted. Historically, the credit losses for specific assessed accounts receivable were nil and nil as of June 30, 2024 and 2023, respectively. There are no credit losses for the remaining accounts receivable, loan to a related party and other current assets.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of FASB ASC Section 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheet for cash and cash equivalents, restricted cash, accounts receivable, prepayments and advances to suppliers, accounts payable, deferred revenue and accrued expenses, and other current liabilities approximate their fair value based on the short-term maturity of these instruments. The Company believes that the carrying amount of the short-term loans approximate fair value based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rate.

Transfers into or out of the fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities become unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Company did not transfer any assets or liabilities in or out of Level 2 and Level 3 during the years ended June 30, 2024 and 2023.

Accounts receivable

Accounts receivable

Accounts receivable are stated at the historical carrying amount net of an allowance for credit losses. An allowance for credit losses is established based on management’s assessment of the recoverability of accounts and other receivables. Judgment is required in assessing the realizability of these receivables, including the current credit worthiness of each customer and the related aging analysis. An allowance is provided for credit losses when management has determined that the likelihood of collection is doubtful. The carrying value of such receivables, net of expected credit loss and allowance for doubtful accounts, represents its estimated realized value.

Advances to suppliers

Advances to suppliers

The Company advances funds to certain game developers and certain suppliers for purchases of services. These advances are interest free, unsecured, and short term in nature and are reviewed periodically to determine whether their carrying value has become impaired. For the years ended June 30, 2024 and 2023, the Company did not record any allowance for credit loss on advanced to suppliers.

Equity Investments

Equity Investments

FASB ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings unless they qualify for a measurement alternative.

Equity investments without readily determinable fair values

The Company elected to record its equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts are required to be made to identify price changes that are known or that can reasonably be known.

Equity investments with readily determinable fair values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

Equity investments accounted for using the equity method

The Company accounts for its equity investments over which it has significant influence (usually 20% to 49.9%) but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and the determination of whether any identified impairment is other-than-temporary.

The Company’s equity investments without readily determinable fair values, which do not qualify for NAV practical expedient and over which the Company does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative (the “Measurement Alternative”) in accordance with ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in others, net in the consolidated statements of operations and comprehensive income. The Company makes an assessment of whether an investment is impaired based on the performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as its financial and business performance. The Company recognizes an impairment loss equal to the difference between the carrying value and fair value in others, net in the consolidated statements of operations and comprehensive income if there is any. When the investments become qualified for use of the equity method, the Company remeasures the previously held interest in the investments at fair value, if any observable price changes in orderly transactions identified for an identical or a similar investment, immediately before it applies the equity method, in accordance with ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323).

Plant and equipment, net

Plant and equipment, net

Plant and equipment are recorded at cost. Depreciation is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Category	Estimated useful lives	Residual value
Electronic equipment	3 years	5%
Transportation equipment	5 years	5%

The Company charges maintenance, repairs, and minor renewals directly to expenses as incurred; major additions and betterments are capitalized.

Intangible assets, net

Intangible assets, net

Intangible assets acquired are recorded at cost less accumulated amortization. Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Developed games	5-10 years
Royalties	5-8 years
Copyright	8-10 years

The estimated useful lives of amortizable intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as significant adverse changes to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the remaining useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended June 30, 2024 and 2023.

Deferred offering costs

Deferred offering costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A – “Expenses of Offering.” Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering and that were charged to shareholders’ equity upon the completion of the Public Offering. Should the Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of June 30, 2024 and 2023, the Company capitalized $1,571,328 and $270,896 of deferred offering costs, respectively.

Accounts payable		Accounts payable Accounts payable are primarily payables to game developers for the profit sharing, specialized development expenses, and promotional service to channels.
Related Parties

Related Parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other parties or exercise significant influence over the other parties in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Leases

Leases

The Company adopted FASB ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) on July 1, 2021 by using the modified retrospective method and did not restate the prior periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company also elected the practical expedient not to separate lease and non-lease components of contracts. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes a “right-of-use” asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at the commencement date. For finance leases, assets are included in plant and equipment on the consolidated balance sheets. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized loan basis with similar terms and payments, and in the economic environment where the leased asset is located. The Company’s leases often include options to extend and lease terms include such extended terms when the Company is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Company is reasonably certain not to exercise those options. Lease expenses are recorded on a straight-line basis over the lease term.

Income Taxes

Income taxes

The Company accounts for income tax under FASB ASC Section 740 which utilizes the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the differences between financial statement carrying amounts of assets and liabilities versus the tax basis of assets and liabilities. Deferred tax assets are also provided for carryforward losses which can be used to offset future taxable income. Deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. A valuation allowance is established against net deferred tax assets when it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The Company provided negative $2,552,460 and $317,203 of valuation allowance on the net deferred tax assets as of June 30, 2024 and 2023, respectively.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law, and new authoritative rulings. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest related to underpayment of income taxes for uncertain tax positions are classified as income tax expenses in the period incurred. No penalties or interest relating to uncertain tax positions were incurred during the years ended June 30, 2024 and 2023. As of June 30, 2024, the tax years ended December 31, 2021 through December 31, 2023 for the Company’s PRC subsidiaries remained open for statutory examination by PRC tax authorities.

Under the Provisional Regulations of the PRC Concerning Income Tax on Enterprises promulgated by the PRC, income tax is payable by enterprises at a rate of 25% of their taxable income determined under PRC accounting rules. The Company believes that it has provided the best estimates of its accrued tax liabilities because those accruals are based on the prevailing tax rates stipulated under the laws.

Under the provisions of profits tax enacted in Hong Kong, profits tax is payable by enterprises at a rate of half the current rate (i.e., 8.25%) for the first HK$2 million of profits earned while the remaining profits will continue to be taxed at the existing 16.5% if revenue is generated in Hong Kong.

Under the provisions of profits tax enacted in Singapore, tax on the taxable income as reported in its statutory financial statements is adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Value added tax (“VAT”)

Value added tax (“VAT”)

The Company’s PRC subsidiaries are subject to VAT, but the Company’s PRC subsidiaries primarily only provide services to overseas entities, which is exempt from VAT. Revenue represents the invoiced value of goods and services, net of VAT. VAT is based on the gross sales price and VAT rates range from 6% to 13%, depending on the type of goods or services provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing. Under the provisions of tax enacted in Hong Kong, no VAT is levied.

Foreign currency translation

Foreign currency translation

The Company has operations in mainland China, Hong Kong, Singapore and other jurisdictions generally use their respective local currencies as their functional currencies. The Company’s financial statements have been translated into the reporting currency of the U.S. dollar. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at the historical exchange rates when the transaction occurred. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported in other comprehensive income (loss). Gains and losses resulting from other foreign currency transactions are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The following table outlines the currency exchange rates that were used in creating these consolidated financial statements:

	June 30, 2024	June 30, 2023
Balance sheet items, except for equity accounts	$1=RMB7.2672	$1=RMB7.2513
Items in the statements of income and cash flows	$1=RMB7.2248	$1=RMB6.9536
Balance sheet items, except for equity accounts	$1=HK$7.8083	$1=HK$7.8363
Items in the statements of income and cash flows	$1=HK$7.8190	$1=HK$7.8373

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustments resulting from the Company not using the U.S. dollar as its functional currency.

Credit risk and concentrations of customers and suppliers

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of June 30, 2024 and 2023, $18,820,140 and $16,017,992 of the Company’s cash and cash equivalents and restricted cash, respectively, were on deposit at financial institutions in the PRC, Hong Kong and Singapore, which management believes are of high credit quality. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits for each account in each bank in RMB and in foreign currency placed with them for up RMB500,000 ($72,000). Such Deposit Insurance Regulations would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the coverage limit. However, the Company believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in China and the Company believes that the Chinese banks that hold the Company’s cash and cash equivalents, restricted cash, and short-term investments are financially sound based on publicly available information. In Hong Kong, the Deposit Protection Scheme (the “DPS”) is established under the Deposit Protection Scheme Ordinance. In case a member bank of DPS (a Scheme member) fails, the DPS will pay compensation up to a maximum of HK$500,000 (approximately $64,000) to each depositor of the failed Scheme member. Singapore Deposit Insurance Corporation Limited (SDIC) administers the Deposit Insurance (DI) Scheme and Policy Owners’ Protection (PPF) Scheme in Singapore. A depositor has up to S$75,000 insured by Singapore Deposit Insurance Corporation (“SDIC”). Balances in excess of the insured amounts as of June 30, 2024 were approximately $16.6 million.

Accounts receivable are typically unsecured and derived from revenue earned from customers, and are thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Apple and Google are significant distribution, marketing, promotion, and payment platforms for the Company’s games. A significant portion of the Company’s revenue has been generated from players who access the Company’s games through these platforms. Therefore, the Company’s accounts receivable are derived mainly from sales through these two platforms. As of June 30, 2024, Apple and Google accounted for approximately 62.5% and 21.5% of the Company’s total account receivable balance. As of June 30, 2023, Apple and Google accounted for approximately 65.8% and 20.0% of the Company’s total account receivable balance.

Accounts receivable are recorded at their transaction amounts and do not bear interest. The Company bases its allowance for credit losses on management’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable based on historical collection experience and current and expected future economic and market conditions.

As of June 30, 2024, three suppliers accounted for 11.7%, 10.7% and 10.2% of the Company’s total accounts payable balance. As of June 30, 2023, three suppliers accounted for 18.5%, 14.8% and 12.5% of the Company’s total accounts payable balance.

Earnings per share

Basic earnings per share are computed by dividing net income attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered outstanding shares and included in the computation of basic earnings per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

The Company’s convertible preferred shares are participating securities, as they have contractual non-forfeitable right to participate in distributions of earnings. The convertible preferred shares have no contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to ordinary shares and convertible preferred shares; whereas any undistributed net loss is allocated to ordinary shares only.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when the inclusion of such share would be anti-dilutive.

Recent accounting pronouncements

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” which provides guidance on the acquirer’s accounting for acquired revenue contracts with customers in a business combination. The amendments require an acquirer to recognize and measure contract assets and contract liabilities acquired in a business combination at the acquisition date in accordance with ASC 606 as if it had originated the contracts. This guidance also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance is required to be applied prospectively to business combinations occurring on or after the date of adoption. This guidance is effective for the Company for the year ended March 31, 2024 and interim reporting periods during the year ended March 31, 2024. Early adoption is permitted. The Company does not expect that the adoption of this guidance to have a material impact on the financial position, results of operations, and cash flows.

In March 2022, the FASB issued ASU No. 2022-02, Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, which eliminates the troubled debt restructurings (TDRs) accounting model for creditors that have already adopted Topic 326, which is commonly referred to as the current expected credit loss (CECL) model. For entities that have adopted Topic 326, the amendments in this Update are effective for years beginning after December 15, 2022, including interim periods within those years. The FASB’s decision to eliminate the TDR accounting model is in response to feedback that the allowance under CECL already incorporates credit losses from loans modified as TDRs and, consequently, the related accounting and disclosures – which preparers often find onerous to apply – no longer provide the same level of benefit to users. The Company does not expect that the adoption of this guidance to have a material impact on the financial position, results of operations, and cash flows.

In November 2023, the FASB issued ASU 2023-07, which modifies the disclosure and presentation requirements of reportable segments. The new guidance requires the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit and loss. In addition, the new guidance enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. The update is effective for annual periods beginning after December 15, 2023, and interim periods within years beginning after December 15, 2024, with early adoption permitted. The Company does not expect that the adoption of ASU 2023-07 will have a material impact on its consolidated financial statements disclosures.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustments resulting from the Company not using the U.S. dollar as its functional currency.

Concentration of Credit Risk

Credit risk and concentrations of customers and suppliers

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of June 30, 2024 and 2023, $18,820,140 and $16,017,992 of the Company’s cash and cash equivalents and restricted cash, respectively, were on deposit at financial institutions in the PRC, Hong Kong and Singapore, which management believes are of high credit quality. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits for each account in each bank in RMB and in foreign currency placed with them for up RMB500,000 ($72,000). Such Deposit Insurance Regulations would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the coverage limit. However, the Company believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in China and the Company believes that the Chinese banks that hold the Company’s cash and cash equivalents, restricted cash, and short-term investments are financially sound based on publicly available information. In Hong Kong, the Deposit Protection Scheme (the “DPS”) is established under the Deposit Protection Scheme Ordinance. In case a member bank of DPS (a Scheme member) fails, the DPS will pay compensation up to a maximum of HK$500,000 (approximately $64,000) to each depositor of the failed Scheme member. Singapore Deposit Insurance Corporation Limited (SDIC) administers the Deposit Insurance (DI) Scheme and Policy Owners’ Protection (PPF) Scheme in Singapore. A depositor has up to S$75,000 insured by Singapore Deposit Insurance Corporation (“SDIC”). Balances in excess of the insured amounts as of June 30, 2024 were approximately $16.6 million.

Accounts receivable are typically unsecured and derived from revenue earned from customers, and are thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Apple and Google are significant distribution, marketing, promotion, and payment platforms for the Company’s games. A significant portion of the Company’s revenue has been generated from players who access the Company’s games through these platforms. Therefore, the Company’s accounts receivable are derived mainly from sales through these two platforms. As of June 30, 2024, Apple and Google accounted for approximately 62.5% and 21.5% of the Company’s total account receivable balance. As of June 30, 2023, Apple and Google accounted for approximately 65.8% and 20.0% of the Company’s total account receivable balance.

Accounts receivable are recorded at their transaction amounts and do not bear interest. The Company bases its allowance for credit losses on management’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable based on historical collection experience and current and expected future economic and market conditions.

As of June 30, 2024, three suppliers accounted for 11.7%, 10.7% and 10.2% of the Company’s total accounts payable balance. As of June 30, 2023, three suppliers accounted for 18.5%, 14.8% and 12.5% of the Company’s total accounts payable balance.

Net Income (Loss) Per Share

Earnings per share

Basic earnings per share are computed by dividing net income attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered outstanding shares and included in the computation of basic earnings per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

The Company’s convertible preferred shares are participating securities, as they have contractual non-forfeitable right to participate in distributions of earnings. The convertible preferred shares have no contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to ordinary shares and convertible preferred shares; whereas any undistributed net loss is allocated to ordinary shares only.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when the inclusion of such share would be anti-dilutive.

Recently Issued Accounting Standards

Recent accounting pronouncements

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” which provides guidance on the acquirer’s accounting for acquired revenue contracts with customers in a business combination. The amendments require an acquirer to recognize and measure contract assets and contract liabilities acquired in a business combination at the acquisition date in accordance with ASC 606 as if it had originated the contracts. This guidance also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance is required to be applied prospectively to business combinations occurring on or after the date of adoption. This guidance is effective for the Company for the year ended March 31, 2024 and interim reporting periods during the year ended March 31, 2024. Early adoption is permitted. The Company does not expect that the adoption of this guidance to have a material impact on the financial position, results of operations, and cash flows.

In March 2022, the FASB issued ASU No. 2022-02, Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, which eliminates the troubled debt restructurings (TDRs) accounting model for creditors that have already adopted Topic 326, which is commonly referred to as the current expected credit loss (CECL) model. For entities that have adopted Topic 326, the amendments in this Update are effective for years beginning after December 15, 2022, including interim periods within those years. The FASB’s decision to eliminate the TDR accounting model is in response to feedback that the allowance under CECL already incorporates credit losses from loans modified as TDRs and, consequently, the related accounting and disclosures – which preparers often find onerous to apply – no longer provide the same level of benefit to users. The Company does not expect that the adoption of this guidance to have a material impact on the financial position, results of operations, and cash flows.

In November 2023, the FASB issued ASU 2023-07, which modifies the disclosure and presentation requirements of reportable segments. The new guidance requires the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit and loss. In addition, the new guidance enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. The update is effective for annual periods beginning after December 15, 2023, and interim periods within years beginning after December 15, 2024, with early adoption permitted. The Company does not expect that the adoption of ASU 2023-07 will have a material impact on its consolidated financial statements disclosures.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Golden Star Acquisition Corporation [Member]
Basis of Presentation

Basis of Presentation

The accompanying unaudited financial statements are presented in U.S. Dollars and conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The accompanying unaudited financial statements as of September 30, 2024, and for the three months and nine months ended September 30, 2024 have been prepared in accordance with U.S. GAAP for interim financial information and Article 8 of Regulation S-X. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included. Operating results for the nine months ended September 30, 2024 are not necessary indicative of the results that may be expected for the period ending December 31, 2024, or any future period. These unaudited financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto as of and for the year ended December 31, 2023, which are included in the annual report on Form 10-K filed on March 29, 2024.

Basis of Presentation

The accompanying financial statements are presented in U.S. Dollars and conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Accordingly, the actual results could differ significantly from those estimates.

Cash in Escrow

Cash in Escrow

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash held in escrow and cash equivalents as of September 30, 2024 and December 31, 2023, respectively.

Cash in Escrow

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2023 and 2022. The Company had cash held in escrow of nil and $37,423 as of December 31, 2023 and 2022, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Income Taxes

Income Taxes

The Company complies with the accounting and reporting requirements Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits as of September 30, 2024 and December 31, 2023, and no amounts were accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position.

The Company may be subject to potential examination by foreign taxing authorities in the area of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

On August 16, 2022, the U.S. Government enacted legislation commonly referred to as the Inflation Reduction Act. The main provisions of the Inflation Reduction Act (the “IR Act”) that we anticipate may impact us is a 1% excise tax on share repurchases. Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Because there is possibility that the Company may acquire a U.S. domestic corporation or engage in a transaction in which a domestic corporation becomes parent or affiliate to the Company and the Company may become a “covered corporation” as a listed Company in Nasdaq. The management team has evaluated the IR Act as of September 30, 2024 and does not believe it would have a material effect on the Company, and will continue to evaluate its impact.

Income Taxes

The Company complies with the accounting and reporting requirements Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits as of December 31, 2023 and 2022, and no amounts were accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position.

The Company may be subject to potential examination by foreign taxing authorities in the area of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

On August 16, 2022, the U.S. Government enacted legislation commonly referred to as the Inflation Reduction Act. The main provisions of the Inflation Reduction Act (the “IR Act”) that we anticipate may impact us is a 1% excise tax on share repurchases. Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Because there is possibility that the Company may acquire a U.S. domestic corporation or engage in a transaction in which a domestic corporation becomes parent or affiliate to the Company and the Company may become a “covered corporation” as a listed Company in Nasdaq. The management team has evaluated the IR Act as of December 31, 2023 and does not believe it would have a material effect on the Company, and will continue to evaluate its impact.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account held in escrow. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account held in escrow. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” In order to determine the net income (loss) attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed income (loss) allocable to both the redeemable shares and non-redeemable shares and the undistributed income (loss) is calculated using the total net income (loss) less any dividends paid. The Company then allocated the undistributed income (loss) ratably based on the weighted average number of shares outstanding between the redeemable and non-redeemable shares. Any remeasurement of the accretion to redemption value of the ordinary shares subject to possible redemption was considered to be dividends paid to the public shareholders.

The calculation of diluted net income (loss) per ordinary shares and related weighted average of the ordinary shares does not consider the effect of the rights issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the rights are contingent upon the occurrence of future events. As of September 30, 2024, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares in the earnings of the Company. As a result, diluted net income (loss) per ordinary shares is the same as basic net income (loss) per ordinary share for the periods presented.

The net income (loss) per share presented in the statements of operations is based on the following:

	For the Three Months Ended September 30, 2024	For the Three Months Ended September 30, 2023	For the Nine Months Ended September 30, 2024	For the Nine Months Ended September 30, 2023
Net income	$248,075	$450,979	$1,198,563	$779,968
Less: remeasurement to redemption value	(150,000)		(928,204)	(16,792,086)
Less: Interest and dividends earned in trust account to be allocated to redeemable shares	(456,069)	(909,355)	(2,195,300)	(1,414,065)
Net loss excluding investment income in trust account	$(357,994)	$(458,376)	$(1,924,941)	$(17,426,183)

	For the Three Months Ended September 30, 2024		For the Three Months Ended September 30, 2023		For the Nine Months Ended September 30, 2024		For the Nine Months Ended September 30, 2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
	Non-redeemable shares	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares	Redeemable shares
Basic and Diluted net income (loss) per share:
Numerators:
Allocation of net losses	$(157,273)	$(200,721)	$(104,279)	(354,097)	$(561,870)	$(1,363,071)	$(5,828,416)	$(11,597,767)
Accretion of temporary equity	-	150,000	-		-	928,204	-	16,792,086
Accretion of temporary equity- investment income earned	-	456,069	-	909,355	-	2,195,300	-	1,414,065
Allocation of net income (loss)	$(157,273)	$405,348	$(104,279)	555,258	$(561,870)	$1,760,433	$(5,828,416)	$6,608,384
Denominators:
Weighted-average shares outstanding	2,032,000	2,593,370	2,032,000	6,900,000	2,032,000	4,929,545	1,892,557	3,765,934
Basic and diluted net income (loss) per share	$(0.08)	$0.16	$(0.05)	0.08	$(0.28)	$0.36	$(3.08)	$1.75

Net Income (Loss) Per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” In order to determine the net income (loss) attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed income (loss) allocable to both the redeemable shares and non-redeemable shares and the undistributed income (loss) is calculated using the total net income (loss) less any dividends paid. The Company then allocated the undistributed income (loss) ratably based on the weighted average number of shares outstanding between the redeemable and non-redeemable shares. Any remeasurement of the accretion to redemption value of the ordinary shares subject to possible redemption was considered to be dividends paid to the public shareholders.

The calculation of diluted net income (loss) per ordinary shares and related weighted average of the ordinary shares does not consider the effect of the rights issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the rights are contingent upon the occurrence of future events. As of December 31, 2023, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares in the earnings of the Company. As a result, diluted net income (loss) per ordinary shares is the same as basic net income (loss) per ordinary share for the periods presented.

The net income (loss) per share presented in the statements of operations is based on the following:

	For the year ended of December 31, 2023	For the year ended of December 31, 2022
Net income (loss)	$1,499,586	$(5,700)
Less: remeasurement to redemption value	(16,792,086)	-
Less: Interest and dividends earned in Trust Account to be allocated to redeemable shares	(2,357,323)	-
Net loss excluding investment income in Trust Account	$(17,649,823)	$(5,700)

	For the year ended December 31, 2023		For the year ended December 31, 2022
	Non- redeemable shares	Redeemable shares	Non- redeemable shares	Redeemable shares
Basic and Diluted net income (loss) per share:
Numerators:
Allocation of net losses	$(5,247,650)	$(12,402,173)	$(5,700)	$-
Accretion of temporary equity	-	16,792,086	-
Accretion of temporary equity- investment income earned	-	2,357,323	-	-
Allocation of net income (loss)	$(5,247,650)	$6,747,236	$(5,700)	$-
Denominators:
Weighted-average shares outstanding	1,927,704	4,555,890	1,725,000	-
Basic and diluted net income (loss) per share	$(2.72)	$1.48	$(0.00)	$-

Recently Issued Accounting Standards

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s unaudited financial statements.

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholders’ approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholders’ approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest and dividends earned on marketable securities held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information. As of September 30, 2024 and December 31, 2023, the Company had $27,831,371 and $72,039,823 marketable securities held in Trust Account, with a $7,479 and $(7,500) overdraft of the available working capital not subject to redemption, respectively. The available working capital held in Trust Account was the excess amount over $69,690,000 from IPO and any interest and dividends earned which are subject to redemption.

During the nine months ended September 30, 2024 and 2023, interest and dividends earned from the Trust Account amounted to $2,195,300 and 1,414,065, of which $2,089,065 and $1,112,096 were reinvested in the Trust Account, $106,235 and $301,964 was accrued income on investments held in the Trust Account.

During the three months ended September 30, 2024 and 2023, interest and dividends earned from the Trust Account amounted to $456,069 and $909,355, of which $349,834 and $607,391 were reinvested in the Trust Account, $106,235 and $301,964 was accrued income on investments held in the Trust Account.

Marketable Securities Held in Trust Account

The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest and dividends earned on marketable securities held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information. As of December 31, 2023 and December 31, 2022, the Company had $72,039,823 and nil marketable securities held in Trust Account, respectively, and there was a $7,500 overdraft of the available working capital not subject to redemption. The available working capital held in Trust Account was the excess amount over $69,690,000 from IPO and any interest and dividends earned which are subject to redemption.

During the year ended December 31, 2023, interest and dividends earned from the Trust Account amounted to $2,357,323, of which $2,039,660 were reinvested in the Trust Account, $317,663 was accrued income on investments held in the Trust Account.

During the year ended December 31, 2022, no balance of marketable securities and no related investment income as the account had not opened.

Offering Costs Associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offering”. Offering costs consisted of principally of professional and registration fees incurred that were directly related to the Initial Public Offering. Upon completion of the Initial Public Offering, offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the Rights were charged to the shareholders’ equity. Offering costs allocated to the ordinary shares were charged against the carrying value of ordinary shares subject to possible redemption upon the completion of the Initial Public Offering.

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offering”. Offering costs consisted of principally of professional and registration fees incurred that were directly related to the Initial Public Offering. Upon completion of the Initial Public Offering, offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the Rights were charged to the shareholders’ equity. Offering costs allocated to the ordinary shares were charged against the carrying value of ordinary shares subject to possible redemption upon the completion of the Initial Public Offering.

Ordinary Shares Subject to Possible Redemption

Ordinary Shares Subject to Possible Redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid-in capital and accumulated deficit if additional paid in capital equals to zero. The interest and dividends earned by the marketable security held in trust, and the extension fee invest into the marketable security held in trust, were also recognizes in redemption value against additional paid-in capital and accumulated deficit immediately. The proceeds on the deposit in the Trust account, including interest (which interest shall be net of taxes payable, and less up to $50,000 of interest to pay dissolution expenses) will be used to fund the redemption of the public shares.

Ordinary Shares Subject to Possible Redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid-in capital and accumulated deficit if additional paid in capital equals to zero. The interest and dividends earned by the marketable security held in trust, and the extension fee invest into the marketable security held in trust, were also recognizes in redemption value against additional paid-in capital and accumulated deficit immediately. The proceeds on the deposit in the Trust account, including interest (which interest shall be net of taxes payable, and less up to $50,000 of interest to pay dissolution expenses) will be used to fund the redemption of the public shares.